Investments - Summary of Investments in Associates and Joint Ventures (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2019
Transportadora Associada De Gas S A- T A G [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Percentage of remaining interest transferred from subsidaries to associates	10.00%
Petrobras International Braspetro PIBBV [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Percentage of remaining interest transferred from subsidaries to associates	37.50%